Long-term Borrowings and Capital Lease Obligations - Required Annual Principal Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
2016	$ 48,853
2017	611,250
2018	70,000
2019	70,000
2020	$ 1,283,750